Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Diversified Consumer Services — 0.5%
Grand Canyon University, 5.13%, 10/01/28	$2,445	$ 2,175,854
Total Corporate Bonds — 0.5% (Cost: $2,445,000)		2,175,854
Municipal Bonds
Alabama — 6.6%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	3,085	3,252,843
Series A, 5.25%, 05/01/55	850	907,751
Series F, 5.50%, 11/01/53	615	646,981
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	5,240	5,168,934
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	5,645	5,959,770
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	795	840,408
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	2,140	2,292,947
MidCity Improvement District, SAB
4.25%, 11/01/32	160	144,625
4.50%, 11/01/42	255	206,502
4.75%, 11/01/49	270	213,660
Southeast Alabama Gas Supply District, Refunding RB(a)
Series A, 5.00%, 08/01/54	4,000	4,222,883
Series B, 5.00%, 06/01/49	4,495	4,668,953
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	335	335,155
		28,861,412
Arizona — 4.2%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	1,690	1,715,512
Series A, 5.00%, 12/15/39	250	238,520
Series B, 5.13%, 07/01/47	665	610,207
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	954,642
Series A, 5.50%, 07/01/52	1,775	1,721,077
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	85,103
Industrial Development Authority of the City of Phoenix Arizona, RB(b)
Series A, 6.50%, 07/01/34	570	571,330
Series A, 6.75%, 07/01/44	1,000	1,001,742
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b)
5.00%, 07/01/35	320	320,005
5.00%, 07/01/45	255	236,767
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	1,555	1,204,464
5.00%, 07/01/56	470	413,518
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	788,980
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(b)	465	434,066
5.50%, 10/01/51(b)	465	415,107
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, RB (continued)
Series A, 3.00%, 09/01/51	$5,155	$ 3,802,474
AMT, 4.00%, 10/15/47(b)	2,495	2,137,372
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	1,750,468
		18,401,354
Arkansas — 5.2%
Arkansas Development Finance Authority, RB
AMT, 7.38%, 07/01/48(b)	2,800	3,080,994
AMT, 4.50%, 09/01/49(b)	9,435	9,164,711
AMT, 4.75%, 09/01/49(b)	6,850	6,676,925
AMT, Sustainability Bonds, 5.45%, 09/01/52	2,325	2,343,593
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	1,300	1,396,154
		22,662,377
California — 4.5%
California Municipal Finance Authority, RB(b)
5.50%, 08/01/34	250	250,190
6.00%, 08/01/44	665	665,410
6.13%, 08/01/49	580	580,452
California School Finance Authority, RB, Series A, 6.40%, 07/01/48	1,570	1,571,144
California Statewide Communities Development Authority, RB, 5.25%, 12/01/38(b)	580	596,178
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,650,604
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	2,210	1,615,873
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	790	502,519
CMFA Special Finance Agency XII, RB, M/F Housing, Junior Lien, 4.38%, 08/01/49(b)	485	383,789
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	1,570	1,051,793
Mezzanine Lien, 4.00%, 03/01/57	700	495,007
Mezzanine Lien, Sustainability Bonds, 4.00%, 06/01/57	2,060	1,316,044
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	6,035	3,501,871
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,000	2,573,740
Sustainability Bonds, 4.00%, 12/01/56	385	280,517
Sustainability Bonds, 4.00%, 07/01/58	380	258,221
Series B, Sustainability Bonds, 4.00%, 07/01/58	435	288,754
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	6,890	708,085
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	1,705	764,897
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(b)(c)	1,500	570,102
		19,625,190
Colorado — 3.3%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	910	769,671
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	$665	$ 504,859
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	575	539,662
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	1,870	1,741,338
Series A, AMT, 4.13%, 11/15/53	1,025	935,705
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	265	290,628
5.25%, 11/01/52	555	588,633
Series A, 5.00%, 05/15/35	355	283,491
Series A, 5.00%, 05/15/44	385	255,193
Series A, 5.00%, 05/15/49	750	467,834
Fitzsimons Village Metropolitan District No. 3, Refunding GO, Series A-1, 4.25%, 12/01/55	1,735	1,240,360
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/01/50	935	919,717
Inspiration Metropolitan District, GO, Series B, Subordinate, 5.00%, 12/15/36	721	660,920
Karl’s Farm Metropolitan District No. 2, GO, Series A, 5.63%, 12/01/50(b)	545	497,377
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	520	377,813
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	613,356
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	476,281
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,111,167
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	759	735,882
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	1,065	721,537
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	790	656,509
		14,387,933
Connecticut(b) — 0.6%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55	325	251,141
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	1,355	1,355,112
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45	941	941,409
		2,547,662
Delaware — 0.9%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)	1,211	1,148,988
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	2,870	2,660,971
Town of Bridgeville Delaware, ST(b)(e)
07/01/44	100	102,811
07/01/53	120	124,114
		4,036,884
District of Columbia — 0.8%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	15,400	3,586,533
Security	Par (000)	Value
Florida — 15.6%
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	$510	$ 496,460
Series 2022, 5.00%, 05/01/53	385	360,295
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,190	1,169,522
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/24	440	435,706
4.00%, 11/15/25	460	448,668
4.00%, 11/15/27	495	473,970
4.00%, 11/15/29	435	408,822
4.00%, 11/15/32	450	410,220
4.00%, 11/15/35	675	595,781
Buckhead Trails Community Development District, SAB
5.88%, 05/01/54	525	516,548
Series 2022, 5.75%, 05/01/52	400	405,702
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	1,070	1,075,289
Capital Projects Finance Authority, RB, 6.13%, 06/15/44(b)	190	186,826
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,390	1,384,771
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	2,640	2,171,566
Series A, 5.75%, 06/01/54	940	751,261
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	23,405	1,555,328
Charlotte County Industrial Development Authority, RB(b)
5.00%, 10/01/49	1,415	1,378,655
AMT, 4.00%, 10/01/51	425	346,416
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	630	2,142
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	215	219,020
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	5,065,916
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/48	875	246,446
Series A-2, 0.00%, 10/01/49	730	172,930
Series A-2, 0.00%, 10/01/52	1,200	258,583
Series A-2, 0.00%, 10/01/54	2,875	560,146
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	165	161,958
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	1,685	1,687,137
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	500	477,477
Series A, 5.75%, 06/15/29	690	690,479
Series A, 6.00%, 06/15/34	835	835,805
Series A, 6.13%, 06/15/44	3,180	3,180,465
Series A, 5.13%, 06/15/55	3,645	3,148,982
Series B, 4.50%, 12/15/56	3,985	2,952,974
Series C, 5.75%, 12/15/56	1,325	1,091,579
Florida Development Finance Corp., Refunding RB
AMT, 07/15/32(a)(b)(e)	8,175	8,436,662
AMT, 7.38%, 01/01/49(b)	410	438,495
AMT, (AGM), 07/01/53(e)	3,675	3,828,597
AMT, 07/01/53(e)	620	642,238

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB (continued)
Series C, AMT, 8.25%, 07/01/57(a)(b)	$1,500	$ 1,502,146
Hobe-St. Lucie Conservancy District, SAB, 5.88%, 05/01/55	240	243,821
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(b)	105	105,623
5.50%, 05/01/39(b)	100	101,475
3.00%, 05/01/41	275	207,115
5.13%, 05/01/46	675	656,403
5.65%, 05/01/48(b)	135	136,515
Series 1B, 4.75%, 05/01/29	565	565,136
Series 1B, 5.30%, 05/01/39	645	648,895
Series 1B, 5.45%, 05/01/48	1,150	1,152,947
Laurel Road Community Development District, SAB
Series A-1, 2.60%, 05/01/26	80	77,625
Series A-1, 3.25%, 05/01/41	190	148,413
Series A-1, 4.00%, 05/01/52	300	237,101
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	836,019
Series B, 5.00%, 05/01/37	495	489,738
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	100	99,838
Series A, 6.00%, 05/01/54	165	165,042
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(b)	925	935,243
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	310	266,592
Series A-1, 4.25%, 05/01/51	530	432,955
Series A-2, 4.20%, 05/01/35	180	159,312
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	667,897
Rolling Hills Community Development District, Refunding SAB, Series A-2, 3.65%, 05/01/32	1,000	893,435
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	1,145	861,055
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	844,691
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	225	221,569
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	720	535,079
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	805	771,577
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	875	9
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	433,835
5.50%, 05/01/49	1,105	1,109,343
Village Community Development District No. 14, SAB
5.38%, 05/01/42	1,095	1,127,281
5.50%, 05/01/53	810	829,038
West Villages Improvement District, SAB
4.75%, 05/01/39	455	440,929
5.00%, 05/01/50	940	904,468
Security	Par (000)	Value
Florida (continued)
West Villages Improvement District, SAB (continued)
5.63%, 05/01/54	$325	$ 314,258
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	310	311,091
		68,103,346
Georgia — 1.0%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	765	641,082
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	265	268,962
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	290	272,194
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	773,149
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/38	340	357,182
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,195	1,257,286
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	915	941,648
		4,511,503
Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	612,771
Illinois — 7.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	3,500	3,464,196
Series C, 5.25%, 12/01/35	1,655	1,655,040
Series D, 5.00%, 12/01/46	2,155	2,151,200
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	745	738,266
Series B, 4.00%, 12/01/41	1,665	1,518,982
Series D, 5.00%, 12/01/31	1,000	1,027,355
City of Chicago Illinois, Refunding GO
Series A, 6.00%, 01/01/38	1,260	1,304,966
Series B, 4.00%, 01/01/37	1,709	1,685,260
Illinois Finance Authority, RB(b)
Class A, 5.00%, 07/01/51	2,000	1,382,991
Class A, 5.00%, 07/01/56	2,000	1,334,447
Illinois Finance Authority, Refunding RB
6.60%, 07/01/24	230	230,677
6.00%, 02/01/34	365	365,027
6.13%, 02/01/45	860	859,956
Series C, 4.00%, 02/15/41	1,430	1,354,924
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,701,515
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	1,020	1,028,903
Series A, 5.50%, 06/15/53	2,370	2,402,439
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,642,200
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(c)	14,000	2,775,226
State of Illinois, GO
5.50%, 05/01/30	530	569,156
5.50%, 05/01/39	1,055	1,141,037
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,174	1,136,798
		32,470,561
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana — 1.3%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	$825	$ 825,408
AMT, 7.00%, 01/01/44	2,000	2,000,883
City of Valparaiso Indiana, Refunding RB(b)(e)
AMT, 01/01/34	260	261,934
AMT, 01/01/44	230	232,721
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	1,715	1,191,925
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	1,060	1,162,656
		5,675,527
Iowa — 0.1%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	400	406,862
Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	230	226,377
5.00%, 08/01/56	850	764,888
		991,265
Kentucky(b) — 0.5%
City of Henderson Kentucky, RB
AMT, 4.45%, 01/01/42	2,000	1,977,744
Series A, AMT, 4.70%, 01/01/52	230	225,262
		2,203,006
Louisiana — 1.7%
Louisiana Public Facilities Authority, RB(b)
Series A, 6.50%, 06/01/62	280	270,434
Class R2, AMT, 6.50%, 10/01/53(a)	835	883,207
Parish of St James Louisiana, RB, Series 2, 6.35%, 07/01/40(b)	1,580	1,710,532
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	4,540	4,543,427
		7,407,600
Maine(b) — 0.8%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51	1,185	912,997
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	3,100	2,740,520
		3,653,517
Maryland — 1.2%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	317,877
Maryland Economic Development Corp., RB
5.00%, 07/01/56	360	364,880
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	1,315	1,348,257
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	3,010	3,122,444
		5,153,458
Michigan — 1.2%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	381,922
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	2,405	2,222,735
Michigan Strategic Fund, RB
5.00%, 11/15/42	345	318,076
Security	Par (000)	Value
Michigan (continued)
Michigan Strategic Fund, RB (continued)
AMT, 5.00%, 12/31/43	$1,200	$ 1,182,758
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	1,300	1,291,195
		5,396,686
Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	1,660	1,378,587
Missouri — 0.1%
Industrial Development Authority of the City of St Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	685	546,495
Montana — 1.1%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	5,000	4,820,840
Nevada — 0.3%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	670	686,026
5.00%, 07/01/45	460	465,270
		1,151,296
New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	530	456,535
Series A, 4.25%, 08/15/46	595	471,957
Series A, 4.50%, 08/15/55	1,235	977,136
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	944	918,304
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	1,015	904,752
Series C, AMT, 4.88%, 11/01/42	485	436,470
		4,165,154
New Jersey — 7.2%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,065	1,071,410
5.25%, 11/01/44	770	772,936
Middlesex County Improvement Authority, RB
Series B, 6.13%, 01/01/25	990	12,226
Series B, 6.25%, 01/01/37(f)(g)	2,145	26,491
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,530	1,531,569
Class A, 5.25%, 11/01/47	2,650	2,854,350
Series A, 5.00%, 07/01/37	260	253,962
Series A, 5.25%, 11/01/54(b)	1,675	1,477,942
Series B, 6.50%, 04/01/31	1,510	1,498,704
Series B, 5.00%, 06/15/43	2,245	2,333,542
AMT, 5.38%, 01/01/43	2,155	2,155,992
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	500,287
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,461,472
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	2,345	2,466,837
Series AA, 5.25%, 06/15/41	1,140	1,159,312

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	$8,950	$ 5,736,712
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,120	5,167,362
		31,481,106
New York — 14.7%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(f)(g)	1,500	806,579
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	705,969
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	300	300,413
City of New York, GO, Series A-1, 4.00%, 09/01/46	1,195	1,120,942
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,728,542
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	138,212
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	740	756,417
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	565	582,132
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	840	875,080
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,895	1,771,362
Series C-1A, 4.20%, 11/01/44	3,475	3,095,523
Series C-1A, 4.30%, 11/01/47	2,845	2,674,707
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	4,900	4,900,993
Series A, 5.00%, 06/01/42	3,155	2,934,670
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	215	200,638
Series A-2B, 5.00%, 06/01/51	4,340	3,928,932
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	6,205	6,208,876
Class 2, 5.38%, 11/15/40(b)	1,080	1,089,278
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,250	1,619,152
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,435	1,341,857
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/48	1,505	1,418,388
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,891,172
New York State Urban Development Corp., Refunding RB
3.00%, 03/15/48	9,655	7,265,786
4.00%, 03/15/49	2,330	2,181,402
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	745	806,267
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,175	1,237,902
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	4,870	5,016,637
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	1,490	1,574,663
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)	440	458,352
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 239, Sustainability Bonds, (SONYMA), 2.70%, 10/01/47	3,370	2,389,045
Security	Par (000)	Value
New York (continued)
Suffolk Regional Off-Track Betting Co., RB, 5.00%, 12/01/34	$605	$ 609,687
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	730	707,359
5.00%, 07/01/56	810	726,807
		64,063,741
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,853,496
Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,530	2,293,304
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	875	787,561
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	233,771
5.25%, 05/01/40	240	224,658
5.50%, 05/01/50	1,130	1,009,695
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	365	326,505
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	1,125	813,109
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	1,300	1,225,761
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	375	315,432
		7,229,796
Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	4,615	4,722,729
Series B, 5.00%, 08/15/38	2,990	3,030,152
Series B, 5.50%, 08/15/52	1,570	1,594,317
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	325	291,663
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	745,814
		10,384,675
Oregon — 0.6%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/24(h)	1,765	1,778,516
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/29	100	97,862
Series A, 5.00%, 06/15/39	565	521,946
		2,398,324
Pennsylvania — 5.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240	4,717,929
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	3,400	3,408,265
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	3,560	3,530,835
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	150,185
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	190	191,762
5.38%, 07/01/39	430	435,461
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	$1,430	$ 1,431,593
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	2,710	2,668,288
Pennsylvania Higher Education Assistance Agency, RB, Series 1C, AMT, 06/01/51(e)	245	233,594
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	5,000	4,398,378
School District of Philadelphia, GO, Series A, (SAW), 5.50%, 09/01/48	580	629,080
		21,795,370
Puerto Rico — 15.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	35,200	2,784,627
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	22,574	12,456,725
Series A-1, 0.00%, 11/01/43(a)	4,676	2,781,311
Series A-1, Restructured, 5.38%, 07/01/25	— (i)	2
Series A-1, Restructured, 5.63%, 07/01/27	— (i)	2
Series A-1, Restructured, 5.63%, 07/01/29	3,644	3,925,610
Series A-1, Restructured, 5.75%, 07/01/31	2,813	3,131,106
Series A-1, Restructured, 4.00%, 07/01/33	625	618,042
Series A-1, Restructured, 4.00%, 07/01/35	4,100	3,988,138
Series A-1, Restructured, 4.00%, 07/01/37	1,452	1,396,834
Series A-1, Restructured, 4.00%, 07/01/41	656	609,637
Series A-1, Restructured, 4.00%, 07/01/46	682	613,651
Commonwealth of Puerto Rico, GO, CAB(c)
Series A, Restructured, 0.00%, 07/01/24	— (i)	1
Series A, Restructured, 0.00%, 07/01/33	1,765	1,161,937
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	8,991	2,469,780
Puerto Rico Electric Power Authority, RB(f)(g)
Series A, 5.00%, 07/01/29	660	172,839
Series A, 7.00%, 07/01/33	3,295	862,886
Series A, 6.75%, 07/01/36	1,335	349,606
Series A, 5.00%, 07/01/42	910	238,308
Series A, 7.00%, 07/01/43	375	98,204
Series A-1, 10.00%, 07/01/19	75	19,666
Series A-2, 10.00%, 07/01/19	379	99,214
Series A-3, 10.00%, 07/01/19	323	84,589
Series B-3, 10.00%, 07/01/19	323	84,589
Series C-1, 5.40%, 01/01/18	887	232,404
Series C-2, 5.40%, 07/01/18	888	232,442
Series C-3, 5.40%, 01/01/20	90	23,496
Series C-4, 5.40%, 07/01/20	90	23,496
Series CCC, 5.25%, 07/01/26	260	68,088
Series CCC, 5.25%, 07/01/28	145	37,972
Series D-1, 7.50%, 01/01/20	761	199,229
Series D-4, 7.50%, 07/01/20	404	105,768
Series TT, 5.00%, 07/01/18	295	77,254
Series TT, 5.00%, 07/01/25	100	26,188
Series TT, 5.00%, 07/01/26	225	58,922
Series WW, 5.50%, 07/01/17	200	52,375
Series WW, 5.50%, 07/01/18	1,175	307,706
Series WW, 5.50%, 07/01/19	145	37,972
Series WW, 5.50%, 07/01/20	1,595	417,694
Series WW, 5.38%, 07/01/22	1,310	343,059
Series WW, 5.25%, 07/01/33	120	31,425
Series WW, 5.50%, 07/01/38	205	53,685
Series XX, 5.25%, 07/01/27	110	28,807
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB(f)(g) (continued)
Series XX, 5.25%, 07/01/35	$645	$ 168,911
Series XX, 5.75%, 07/01/36	860	225,215
Series XX, 5.25%, 07/01/40	1,020	267,115
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545	666,478
Series AAA, 5.25%, 07/01/29	95	24,878
Series UU, 0.00%, 07/01/17(a)	60	15,713
Series UU, 0.00%, 07/01/18(a)	55	14,403
Series UU, 4.43%, 07/01/31(a)	580	151,889
Series UU, 0.00%, 07/01/49(a)	495	129,629
Series ZZ, 5.25%, 07/01/19	455	119,154
Series ZZ, 5.25%, 07/01/24	345	90,348
Series ZZ, 5.00%, 07/01/27	145	37,972
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,085	284,137
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	265	311,046
Series A-2, AMT, 6.50%, 01/01/42	175	202,582
Series A-2, AMT, 6.75%, 01/01/45	265	310,642
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,392,760
Series A-1, Restructured, 5.00%, 07/01/58	5,234	5,210,412
Series A-2, Restructured, 4.54%, 07/01/53	21	19,774
Series A-2, Restructured, 4.78%, 07/01/58	2,080	2,017,162
Series A-2, Restructured, 4.33%, 07/01/40	6,129	5,978,226
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,402,181
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	200	164,015
Series A-1, Restructured, 0.00%, 07/01/33	1,023	706,092
Series A-1, Restructured, 0.00%, 07/01/46	12,021	3,745,756
Series B-1, Restructured, 0.00%, 07/01/46	883	274,919
		66,236,695
Rhode Island — 0.6%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,190	1,466,500
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	980	983,536
		2,450,036
South Carolina — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,110	3,271,644
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	605	557,412
		3,829,056
Tennessee — 2.0%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	3,050,834
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	3,270	1,190,419

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	$1,610	$ 1,740,017
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,520	2,645,607
		8,626,877
Texas — 11.2%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	715	464,161
Arlington Higher Education Finance Corp., RB, 7.88%, 11/01/62(b)	565	564,827
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	650	590,737
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	1,000	871,698
0.00%, 01/01/29	2,000	1,680,535
0.00%, 01/01/30	1,170	945,646
0.00%, 01/01/33	3,690	2,639,978
0.00%, 01/01/34	4,000	2,745,789
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	110	106,975
City of Houston Texas Airport System Revenue, ARB
AMT, 4.00%, 07/15/41	3,350	3,139,804
Series A, AMT, 6.63%, 07/15/38	2,890	2,894,525
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	256,189
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 4.75%, 07/01/24	300	300,291
AMT, 5.00%, 07/01/29	5,730	5,736,065
Series C, AMT, 5.00%, 07/15/27	1,615	1,654,984
City of San Marcos Texas, SAB(b)
4.00%, 09/01/32	100	94,314
4.50%, 09/01/51	480	402,888
City of Sinton Texas, SAB(b)
5.13%, 09/01/42	858	809,707
5.25%, 09/01/51	1,195	1,087,724
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	785	756,649
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,509,803
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,454,699
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	293,660
Series A, 5.75%, 08/15/45	580	585,828
Port Beaumont Navigation District, RB(b)
AMT, 2.75%, 01/01/36	920	710,287
AMT, 3.00%, 01/01/50	2,910	1,820,403
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	2,535	2,175,856
Series A, AMT, 4.00%, 01/01/50	4,795	3,695,730
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	865	803,114
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	860	904,965
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,155	3,377,363
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/46	1,420	446,186
0.00%, 08/01/47	2,120	629,660
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB(c) (continued)
0.00%, 08/01/48	$2,235	$ 626,112
0.00%, 08/01/49	2,100	555,882
0.00%, 08/01/50	3,015	755,312
0.00%, 08/01/51	1,770	419,498
0.00%, 08/01/52	1,770	394,757
0.00%, 08/01/53	160	33,913
		48,936,514
Utah — 0.3%
County of Utah, RB, Series A, 3.00%, 05/15/50	1,000	747,894
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	470	385,169
		1,133,063
Vermont — 0.7%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	4,000	2,841,328
Virginia — 2.7%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,273,310
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	605	651,355
Series C3, 5.25%, 12/01/27	435	433,566
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	465	460,496
5.00%, 03/01/45	475	445,277
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	289,733
Series A, 5.00%, 01/01/34	485	481,807
Series A, 5.00%, 01/01/49	955	824,837
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,201,604
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	600	663,362
Series B3, 5.38%, 09/01/29	425	431,867
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	2,001,867
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	739,897
		11,898,978
Washington — 0.5%
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/50(b)	450	404,695
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(b)	315	312,554
6.00%, 01/01/45(b)	850	816,442
Series A, 5.00%, 07/01/43	340	348,831
Series A, 5.00%, 07/01/48	320	324,814
		2,207,336
Wisconsin — 6.7%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,216,203
Public Finance Authority, RB
6.25%, 10/01/31(b)(f)(g)	605	84,700
5.00%, 06/15/41(b)	345	326,685
7.75%, 07/01/43(b)	3,270	3,270,235
7.00%, 10/01/47(b)(f)(g)	605	84,700
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
5.00%, 06/15/49	$530	$ 469,515
5.63%, 06/15/49(b)	2,480	2,152,460
5.00%, 06/15/53	355	309,621
5.00%, 06/15/55(b)	895	789,798
5.00%, 01/01/56(b)	1,470	1,284,570
Class A, 5.00%, 06/15/56(b)	495	395,837
Series A, 6.85%, 11/01/46(b)(f)(g)	900	450,000
Series A, 7.00%, 11/01/46(b)(f)(g)	570	285,000
Series A, 5.63%, 06/15/49(b)	2,890	2,714,151
Series A, 5.25%, 12/01/51(b)	1,470	1,091,640
Series A, 5.00%, 06/15/55(b)	4,030	3,238,434
Series A, 4.75%, 06/15/56(b)	2,990	2,074,518
Series A-1, 4.50%, 01/01/35(b)	1,195	1,122,947
Series B, 0.00%, 01/01/35(b)(c)	1,580	786,569
Series B, 0.00%, 01/01/60(b)(c)	35,940	2,155,189
AMT, 4.00%, 09/30/51	1,025	840,984
AMT, 4.00%, 03/31/56	980	786,002
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	1,200	1,205,554
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	1,145	1,060,753
4.00%, 01/01/47	1,610	981,494
		29,177,559
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,345	1,214,988
Total Municipal Bonds — 133.2% (Cost: $614,028,998)		580,516,757
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
New York — 1.9%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, 4.25%, 11/01/45	9,000	8,015,764
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.9% (Cost: $9,000,000)		8,015,764
Total Long-Term Investments — 135.6% (Cost: $625,473,998)		590,708,375

Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(k)(l)	24,499,674	$ 24,502,124
Total Short-Term Securities — 5.6% (Cost: $24,495,752)		24,502,124
Total Investments — 141.2% (Cost: $649,969,750)		615,210,499
Other Assets Less Liabilities — 0.0%		78,400
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1)%		(4,578,790)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.1)%		(174,938,625)
Net Assets Applicable to Common Shares — 100.0%		$ 435,771,484

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Rounds to less than 1,000.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 73,862,164	$ —	$ (49,366,336)(a)	$ 6,603	$ (307)	$ 24,502,124	24,499,674	$ 1,149,933	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,175,854	$ —	$ 2,175,854
Municipal Bonds	—	580,516,757	—	580,516,757
Municipal Bonds Transferred to Tender Option Bond Trusts	—	8,015,764	—	8,015,764
Short-Term Securities
Money Market Funds	24,502,124	—	—	24,502,124
Unfunded Commitments(a)	—	—	5,245,244	5,245,244
	$24,502,124	$590,708,375	$5,245,244	$620,455,743

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(4,500,000)	$—	$(4,500,000)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)
	$—	$(179,500,000)	$—	$(179,500,000)
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Municipal Bonds	Unfunded Commitments	Total
Assets
Opening balance, as of July 31, 2023	$ 1,084,754	$ —	$ 1,084,754
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,084,754)	—	(1,084,754)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	5,245,244	5,245,244
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniAssets Fund, Inc. (MUA)

	Municipal Bonds	Unfunded Commitments	Total
Purchases	$ —	$ —	$ —
Sales	—	—	—
Closing balance, as of April 30, 2024	$ —	$ 5,245,244	$ 5,245,244
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024(a)	$ —	$ 5,245,244	$ 5,245,244

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation